SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2025
Disclosure Of Short Term Bank Deposits Abstract
SHORT-TERM BANK DEPOSITS	NOTE 6 – SHORT-TERM BANK DEPOSITS The short-term bank deposits are primarily in dollars and bear interest at annual rates of between 4.20% and 5.82%.